Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000250242 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1],[2]
C000250242 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[1],[2]
C000250242 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1],[2]
C000250242 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1],[2]
C000250242 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1],[2]
C000250242 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[1],[2]
C000250242 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1],[2]
C000250242 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[1],[2]
C000250242 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%	[1],[2]
C000250242 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1],[2]
C000250242 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1],[2]
C000250242 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250242 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250242 [Member] | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[3]
C000250242 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000250242 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250242 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000250243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[4],[5]
C000250243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[4],[5]
C000250243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[4],[5]
C000250243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[4],[5]
C000250243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[4],[5]
C000250243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[4],[5]
C000250243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[4],[5]
C000250243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[4],[5]
C000250243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%	[4],[5]
C000250243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4],[5]
C000250243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[4],[5]
C000250243 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250243 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250243 [Member] | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[6]
C000250243 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000250243 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250243 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000250244 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[7],[8]
C000250244 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[7],[8]
C000250244 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[7],[8]
C000250244 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[7],[8]
C000250244 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[7],[8]
C000250244 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[7],[8]
C000250244 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[7],[8]
C000250244 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[7],[8]
C000250244 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%	[7],[8]
C000250244 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7],[8]
C000250244 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[7],[8]
C000250244 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250244 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250244 [Member] | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000250244 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000250244 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250244 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000256144 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[10],[11]
C000256144 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[10],[11]
C000256144 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[10],[11]
C000256144 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[10],[11]
C000256144 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[10],[11]
C000256144 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[10],[11]
C000256144 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[10],[11]
C000256144 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[10],[11]
C000256144 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%	[10],[11]
C000256144 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10],[11]
C000256144 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[10],[11]
C000256144 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000256144 [Member] | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000256144 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000256144 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000256144 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000256144 [Member] | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%

[1]	Excludes money market funds.
[2]	The underlying fund is iShares Core S&P 500 ETF.
[3]	Rounds to greater than (0.1)%.
[4]	Excludes money market funds.
[5]	The underlying fund is iShares Core S&P 500 ETF.
[6]	Rounds to greater than (0.1)%.
[7]	Excludes money market funds.
[8]	The underlying fund is iShares Core S&P 500 ETF.
[9]	Rounds to less than 0.1%.
[10]	Excludes money market funds.
[11]	The underlying fund is iShares Core S&P 500 ETF.
[12]	Rounds to less than 0.1%.